BORROWINGS (Long-term Narrative) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 China Development Bank [Member] CNY	Dec. 31, 2013 Guochuang Investment [Member] CNY
Debt Instrument [Line Items]
Debt, face amount						8,000,000
Line of credit, maximum borrowing capacity					995,000,000
Line of credit, amount outstanding					989,000,000
Less: Current maturities	10,754,243	66,725,778	66,725,778		40,500,000
Debt term					15 years	3 years
Effective interest rate					6.68%
Pledged assets					1,153,898,024
Accounts receivable pledged					150,694,054
Net Assets of Subsidiaries					455,098,347
Proceeds from issuance of long-term debt			800,000,000	300,000,000		8,000,000